Incentive Plans - Activity, Expense, Unrecognized Cost (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Oct. 21, 2018	Dec. 31, 2018	Dec. 31, 2017
Incentive plans
Allocated Share-based Compensation Expense		$ 1,200,000	$ 1,965,346
Unrecognized compensation cost related to nonvested options	$ 5,062,986		$ 5,062,986
Weighted Average Exercise Price
Unrecognized compensation cost, recognition period			9 years 9 months 18 days
Equity Incentive Plan 2018 [Member]
Number of Units
Granted			179,700
Expired / Forfeited			(1,100)
Outstanding at at the end of period	178,600		178,600
Weighted Average Exercise Price
Outstanding at the beginning of period		$ 7.00	$ 7.00
Expired / Forfeited			7.00
Outstanding at at the end of period				$ 7.00
Vested Options at the end of period	$ 7.00		$ 7.00
Weighted Average Contractual Term			9 years 9 months 18 days
Weighted average grant date fair value of options granted			$ 3.82
Equity Incentive Plan 2018 [Member] | Time
Number of Units
Granted			179,700
Expired / Forfeited			(1,100)
Outstanding at at the end of period	178,600		178,600
2016 Equity Incentive Plan
Number of Units
Outstanding at the beginning of period	70,400	72,200	72,200	71,300
Granted			0	6,300
Expired / Forfeited		(1,800)		(5,400)
Unit options converted to share options	3,015,572
Outstanding at at the end of period	3,015,572	70,400	3,015,572	72,200
Vested Options at the end of period	720,131
Weighted Average Exercise Price
Outstanding at the beginning of period	$ 641
Granted				$ 646
Expired / Forfeited		$ 640		$ 640
Unit options converted to share options	14.96
Performance options modified to time options	14.96
Outstanding at at the end of period		$ 641
Vested Options at the end of period	$ 14.96		$ 14.96
Weighted Average Contractual Term			7 years 6 months	8 years 3 months 18 days
Weighted average grant date fair value of options granted			$ 184.69
2016 Equity Incentive Plan | Time
Number of Units
Outstanding at the beginning of period	35,200	36,100	36,100	35,650
Granted				3,150
Expired / Forfeited		(900)		(2,700)
Unit options converted to share options	1,507,786
Performance options modified to time options	1,507,786
Outstanding at at the end of period	3,015,572	35,200	3,015,572	36,100
Vested Options at the end of period	720,131
2016 Equity Incentive Plan | Performance
Number of Units
Outstanding at the beginning of period	35,200	36,100	36,100	35,650
Granted				3,150
Expired / Forfeited		(900)		(2,700)
Unit options converted to share options	1,507,786
Performance options modified to time options	(1,507,786)
Outstanding at at the end of period		35,200		36,100